Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

					Value of Initial Fixed
			Summary		$100 Investment Based On:			Peer
	Summary		Compensation	Compensation		Peer Group	Net	Relative
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Income	Financial
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in	Performance
Year	for PEO (1)	to PEO (2)	NEOs	NEOs	Return (3)	Return (3)(4)	Thousands)	(5)
2023	$615,621	$490,634	$469,143	$373,997	$57.09	$79.52	$(39,209)	(11.1)%
2022	$512,074	$265,330	$390,234	$200,450	$58.89	$68.94	$(258,453)	(0.9)%
2021	$737,788	$689,423	$562,242	$525,500	$105.40	$93.93	$(64,760)	12.5%
2020	$-	$(9,523)	$-	$(7,880)	$105.25	$81.23	$2,125	(3.3)%

(1) Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2) Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v) of Regulation S-K and may not reflect compensation actually earned, realized or received by the named executive officers.
(3) Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 invested at December 31, 2019.
(4) The Peer Group referenced for purposes of the Total Shareholder Return comparison consists of the NAREIT Mortgage REIT TRR Index.

(5) The Company has designated "Peer Relative Financial Performance" as its Company Selected Measure, comparing the financial performance of the Company to that of the peer group set forth in the Company's long-term incentive compensation plan for the previous year, as this is the largest financial component used to link compensation paid to our named executive officers to Company performance. See “Compensation Discussion and Analysis—2023 Long-Term Equity Incentive Compensation Plan” and the 2022 LTICP, 2021 LTICP, 2020 LTICP and 2019 LTICP for additional details regarding the calculation of Peer Relative Financial Performance for the relevant years set forth in the table. The Peer Relative Financial Performance numbers displayed for each year in the table are the results from the year immediately prior to such year, as the measure most linked to compensation paid in any relevant year is the Peer Relative Financial Performance results from the year immediately prior to such relevant year. For compensation paid in 2020 and 2021, the peer group consisted of AGNC Investment Corp., Annaly Capital Management, Inc., Anworth Mortgage Asset Corporation, Arlington Asset Investment Corp., ARMOUR Residential REIT, Inc., Capstead Mortgage Corporation, Cherry Hill Mortgage Investment Corporation and Dynex Capital, Inc.  For compensation paid in 2022, the peer group was the same as in 2020 and 2021 except that the Company removed Capstead Mortgage Corporation from the peer group for measurement periods following June 30, 2021 as a result of its acquisition, and added Invesco Mortgage Capital Inc.  For compensation paid in 2023, the peer group consisted of AGNC Investment Corp., Annaly Capital Management, Inc., Arlington Asset Investment Corp., ARMOUR Residential REIT, Inc., Cherry Hill Mortgage Investment Corporation, Dynex Capital, Inc. and Invesco Mortgage Capital Inc. The amounts shown for Peer Relative Financial Performance have been updated from those reported in the proxy statement filed for our annual meeting of stockholders held in 2023 to correct an inadvertent calculation error. The Peer Relative Financial Performance percentages for 2022 and 2021 were understated by 4.6% and 13.9%, respectively, and the Peer Relative Financial Performance percentage for 2020 was overstated by 1.2%.

PEO Total Compensation Amount	$ 615,621	$ 512,074	$ 737,788	$ 0
PEO Actually Paid Compensation Amount	$ 490,634	265,330	689,423	(9,523)
Adjustment To PEO Compensation, Footnote
	2023	2022	2021	2020
PEO SUMMARY COMPENSATION TABLE TOTAL	$615,621	$512,074	$737,788	$-
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	(615,621)	(512,074)	(737,788)	-
Fair value as of vesting date of awards granted and vested during the year	307,811	256,037	368,894	-
Fair value at year end of awards granted during year that were unvested as of the end of the year	203,844	117,359	282,173	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(14,989)	(65,244)	-	(1,229)
Change in fair value of equity awards granted in prior years that vested during the year	(7,647)	(42,965)	727	(8,865)
Equity awards granted in prior years that were forfeited during the year	(58,223)	(55,440)	-	(4,031)
Dividends or other earnings paid on equity awards during the year	59,838	55,583	37,629	4,602
Total Equity Award Related Adjustments	(124,987)	(246,744)	(48,365)	(9,523)
COMPENSATION ACTUALLY PAID TO PEO	$490,634	$265,330	$689,423	$(9,523)

Non-PEO NEO Average Total Compensation Amount	$ 469,143	390,234	562,242	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 373,997	200,450	525,500	(7,880)
Adjustment to Non-PEO NEO Compensation Footnote
	2023	2022	2021	2020
NON-PEO NEO SUMMARY COMPENSATION TABLE TOTAL	$469,143	$390,234	$562,242	$-
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	(469,143)	(390,234)	(562,242)	-
Fair value as of vesting date of awards granted and vested during the year	234,572	195,117	281,121	-
Fair value at year end of awards granted during year that were unvested as of the end of the year	155,341	89,429	215,033	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(11,421)	(49,716)	-	(1,006)
Change in fair value of equity awards granted in prior years that vested during the year	(5,829)	(32,743)	597	(7,454)
Equity awards granted in prior years that were forfeited during the year	(44,368)	(42,255)	-	(3,294)
Dividends or other earnings paid on equity awards during the year	45,702	40,618	28,749	3,874
Total Equity Award Related Adjustments	(95,146)	(189,784)	(36,742)	(7,880)
COMPENSATION ACTUALLY PAID TO PEO	$373,997	$200,450	$525,500	$(7,880)

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to Total Shareholder Return and Peer Group Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to the named executive officers and the Company’s total shareholder return as compared to the total shareholder return of the NAREIT Mortgage REIT TRR Index on a cumulative basis assuming investment of $100 on December 31, 2019:

Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid to Net Income

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company’s net income on an annual basis:

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid to Peer-Relative Financial Performance

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company's peer-relative financial performance:

Tabular List, Table

Financial Performance Measures

Our current compensation program has linked compensation of our named executive officers paid by the Company to the following financial performance measures:

Measure
Peer-Relative Financial Performance
Agency RMBS Rate Relative Performance
Peer-Relative Book Value Performance

For more information on these measures and how they are used to determine compensation paid by the Company to our named executive officers, see "Compensation Discussion and Analysis."

Total Shareholder Return Amount	$ 57.09	58.89	105.4	105.25
Peer Group Total Shareholder Return Amount	79.52	68.94	93.93	81.23
Net Income (Loss)	$ (39,209,000)	$ (258,453,000)	$ (64,760,000)	$ 2,125,000
Company Selected Measure Amount	(0.111)	(0.009)	0.125	(0.033)
Measure:: 1
Pay vs Performance Disclosure
Name	Peer-Relative Financial Performance
Measure:: 2
Pay vs Performance Disclosure
Name	Agency RMBS Rate Relative Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Peer-Relative Book Value Performance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (124,987)	$ (246,744)	$ (48,365)	$ (9,523)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,621)	(512,074)	(737,788)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,844	117,359	282,173	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,989)	(65,244)	0	(1,229)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,811	256,037	368,894	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,647)	(42,965)	727	(8,865)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,223)	(55,440)	0	(4,031)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,838	55,583	37,629	4,602
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,146)	(189,784)	(36,742)	(7,880)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(469,143)	(390,234)	(562,242)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,341	89,429	215,033	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,421)	(49,716)	0	(1,006)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,572	195,117	281,121	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,829)	(32,743)	597	(7,454)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,368)	(42,255)	0	(3,294)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,702	$ 40,618	$ 28,749	$ 3,874